DISCONTINUED OPERATIONS (Narrative) (Details) shares in Millions, ¥ in Billions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 CNY (¥)
Debt, Long-term and Short-term, Combined Amount	$ 85,899,614	$ 39,119,794
Waive of Payable to Discontinued Operations	217,400,000
Stock Issued During Period, Shares, New Issues | shares		180
Stock Issued During Period, Value, New Issues	42,500,000	$ 42,480,000
Manufacturing and LED Distribution Businesses [Member]
Debt, Long-term and Short-term, Combined Amount	$ 461,000,000		¥ 3
American Depositary Shares [Member]
Stock Issued During Period, Shares, New Issues | shares		18